Investments in Affiliate Companies and Available-For-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2021
Investments in and Advances to Affiliates [Abstract]
Investment in affiliate companies and available-for-sale securities - Summarized financial information of the affiliate companies

Income Statement	Navios Partners
	Three Month June 30, 2021	Three Month June 30, 2020
Revenue	$152,009	$46,549
Time charter and voyage expenses	$(5,869)	$(1,940)
Direct vessel expenses	$(3,989)	$(2,385)
Vessel operating expenses	$(41,771)	$(21,930)
Net income/ (loss)	$99,913	$(14,641)

Income Statement	Navios Partners
	Six Month June 30, 2021	Six Month June 30, 2020
Revenue	$217,072	$93,039
Time charter and voyage expenses	$(8,364)	$(5,038)
Direct vessel expenses	$(7,143)	$(4,934)
Vessel operating expenses	$(64,733)	$(44,135)
Net income/ (loss)	$236,592	$(25,365)